Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the VIE	The following financial statement amounts and balances of the VIE were included in the accompanying audited consolidated financial statements for the years ended December 31, 2023, 2022 and 2021, respectively:
	As of December 31,
	2023	2022

Current assets	$146,894	$135,650
Non-current assets	103,055	109,481
Total assets	$249,949	$245,131

Current liabilities	$127,603	$130,196
Non-current liabilities	17,057	19,377
Total liabilities	$144,660	$149,573

Net assets	$105,289	$95,558

Schedule of Consolidated Operations
	Years Ended December 31,
	2023	2022	2021

Total revenues	$401,825	$370,325	$346,699
Cost of revenues	$(355,662)	$(328,793)	$(305,354)
Income from operations	$14,420	$10,318	$8,587
Net income	$10,828	$8,298	$6,644

Schedule of Property and Equipment	Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value.
Useful Life
Building	10-40 years
Office equipment	5-10 years
Machinery and tools	5 years
Vehicles	5-7 years
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Land use right	32 - 50 years
Licensed software	5 years

Schedule of Disaggregated Information of Revenues	Disaggregated information of revenues by services:
	Years Ended December 31,
	2023	2022	2021

Revenues:
Transportation	$383,211	$346,039	$327,848
Warehouse storage management service	18,160	20,322	16,885
Others	2,750	3,964	1,966
Total revenues	$404,121	$370,325	$346,699

Schedule of Disaggregated Information of Revenues by Geographic Locations	Disaggregated information of revenues by geographic locations are as follows:
	Years Ended December 31
	2023	2022	2021

Fujian	$267,393	$218,523	$197,647
Beijing	29,110	36,958	36,365
Zhejiang	15,448	15,782	11,466
Guangdong	14,130	17,848	22,447
Hubei	12,403	9,283	5,471
Others	65,637	71,931	73,303
Total	$404,121	$370,325	$346,699